Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 79,431,000	$ 31,941,000
Short-term investments	24,270,000	0
Accounts receivable—third parties	40,812,000	33,346,000
Accounts receivable, related parties	4,223,000	1,869,000
Other receivables, prepayments and deposits	4,314,000	3,258,000
Amounts due from related parties	1,136,000	9,293,000
Inventories	12,822,000	9,555,000
Deferred tax assets	372,000	250,000
Total current assets	167,380,000	89,512,000
Property, plant and equipment, net	9,954,000	8,507,000
Leasehold land	1,220,000	1,343,000
Goodwill	3,137,000	3,332,000
Other intangible asset	469,000	571,000
Long ‑ term prepayment	1,771,000	2,132,000
Deferred costs for initial public offering in the United States		4,446,000
Investments in equity investees	158,506,000	119,756,000
Total assets	342,437,000	229,599,000
Current liabilities
Accounts payable—third parties	30,383,000	20,565,000
Accounts payable—related parties	5,155,000	3,521,000
Other payables, accruals and advance receipts	31,990,000	26,177,000
Deferred revenue	962,000	1,171,000
Amounts due to related parties	5,308,000	6,243,000
Short-term bank borrowings	19,957,000	23,077,000
Deferred tax liabilities	1,364,000	308,000
Total current liabilities	95,119,000	81,062,000
Deferred tax liabilities	3,997,000	3,415,000
Long-term bank borrowings	26,830,000	26,768,000
Deferred revenue	2,039,000	3,498,000
Other deferred income	2,263,000	2,132,000
Other non‑current liabilities	8,129,000	10,447,000
Total liabilities	138,377,000	127,322,000
Commitments and contingencies
Company’s shareholders’ equity
Ordinary shares; $1.00 par value; 75,000,000 shares authorized; 60,705,823 and 56,533,118 shares issued at December 31, 2016 and 2015	60,706,000	56,533,000
Additional paid-in capital	208,196,000	113,848,000
Accumulated losses	(80,357,000)	(92,040,000)
Accumulated other comprehensive (loss)/income	(4,275,000)	5,015,000
Total Company’s shareholders’ equity	184,270,000	83,356,000
Non-controlling interests	19,790,000	18,921,000
Total shareholders’ equity	204,060,000	102,277,000
Total liabilities and shareholders’ equity	$ 342,437,000	$ 229,599,000